Restructuring and Other Liabilities	12 Months Ended
Dec. 31, 2013
Restructuring and Other Liabilities

10. Restructuring and Other Liabilities

RESTRUCTURING

Restructuring provisions are made on a case-by-case basis and primarily include severance costs incurred in connection with headcount reductions and plant consolidations. The Company expects to finance restructuring programs over the next several years through cash generated from its ongoing operations or through cash available under existing credit facilities. The Company does not expect that the execution of these programs will have an adverse impact on its liquidity position. The tables below summarize the change in the balance sheet position of the restructuring reserves from December 31, 2010 to December 31, 2013.

2013

In 2013, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2012 to December 31, 2013.

	December 31 2012	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2013
Restructuring employee-related	$74.9	$40.4	$(4.7)	$(20.0)	$3.3	$93.9
Other	0.9	—	(0.2)	(0.4)	—	0.3

Total reserve	$75.8	$40.4	$(4.9)	$(20.4)	$3.3	$94.2

2012

In 2012, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2012.

	December 31 2011	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2012
Restructuring employee-related	$31.4	$76.6	$(1.8)	$(33.3)	$2.0	$74.9
Other	0.9	0.3	(0.3)	(0.0)	—	0.9

Total reserve	$32.3	$76.9	$(2.1)	$(33.3)	$2.0	$75.8

2011

In 2011, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe and North America. Reversals in 2011 mainly relate to restructuring reserves in Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2010 to December 31, 2011.

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011
Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0.0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0.0)	$32.3